Note 6 - Analysis of Non-vested Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2014	Dec. 31, 2013
Non-Vested Stock Options 1 [Member]
Number of Options (in shares)	104,450
Remaining Contractual Life	62 days
Exercise Price (in dollars per share)	$ 0.26
Non-Vested Stock Options 2 [Member]
Number of Options (in shares)	312,449
Remaining Contractual Life	76 days
Exercise Price (in dollars per share)	$ 0.26
Non-Vested Stock Options 3 [Member]
Number of Options (in shares)	55,000
Remaining Contractual Life	215 days
Exercise Price (in dollars per share)	$ 0.26
Non-Vested Stock Options 4 [Member]
Number of Options (in shares)	60,000
Remaining Contractual Life	306 days
Exercise Price (in dollars per share)	$ 0.26
Non-Vested Stock Options 5 [Member]
Number of Options (in shares)	21,146
Remaining Contractual Life	1 year 32 days
Exercise Price (in dollars per share)	$ 1
Non-Vested Stock Options 6 [Member]
Number of Options (in shares)	290,000
Remaining Contractual Life	5 years 91 days
Exercise Price (in dollars per share)	$ 1
Non-Vested Stock Options 7 [Member]
Number of Options (in shares)	10,000
Remaining Contractual Life	5 years 164 days
Exercise Price (in dollars per share)	$ 1
Non-Vested Stock Options 8 [Member]
Number of Options (in shares)	50,000
Remaining Contractual Life	6 years 91 days
Exercise Price (in dollars per share)	$ 1
Non-Vested Stock Options 9 [Member]
Number of Options (in shares)	75,000
Remaining Contractual Life	6 years 335 days
Exercise Price (in dollars per share)	$ 1
Non-Vested Stock Options 10 [Member]
Number of Options (in shares)	90,000
Remaining Contractual Life	8 years 62 days
Exercise Price (in dollars per share)	$ 1
Non-Vested Stock Options 11 [Member]
Number of Options (in shares)	215,000
Remaining Contractual Life	9 years 62 days
Exercise Price (in dollars per share)	$ 1.25
Non-Vested Stock Options 12 [Member]
Number of Options (in shares)	75,000
Remaining Contractual Life	9 years 69 days
Exercise Price (in dollars per share)	$ 1.25
Non-Vested Stock Options 13 [Member]
Number of Options (in shares)	150,000
Remaining Contractual Life	11 years 62 days
Exercise Price (in dollars per share)	$ 1
Non-Vested Stock Options 14 [Member]
Number of Options (in shares)	200,000
Remaining Contractual Life	14 years 25 days
Exercise Price (in dollars per share)	$ 1.25
Exercise Price (in dollars per share)	$ 0.84	$ 1.04	$ 0.68	$ 0.60